Employee Benefits – 401(k) Plan	12 Months Ended
Dec. 31, 2025
Employee Benefits – 401(k) Plan [Abstract]
Employee Benefits – 401(k) Plan

Note 12. Employee Benefits – 401(k) Plan

The Company sponsors a defined contribution 401(k) Plan with Company contributions to be made at the sole discretion of the management. Under the provisions of the 401(k) Plan, the Company matches the employees’ contributions for the first 4% of compensation. The expense for the 401(k) Plan were $120 thousand and $127 thousand for the year ended December 31, 2025 and 2024, respectively, and are included in selling, general and administrative expenses on the consolidated statements of operation.